Finance Receivables - By Type (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 7,259	$ 7,202
Unearned finance charges and points and fees	(835)	(770)
Accrued finance charges	95	102
Deferred origination costs	45	44
Net finance receivables	6,564	6,578
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	5,028	4,462
Unearned finance charges and points and fees	(833)	(764)
Accrued finance charges	60	58
Deferred origination costs	45	44
Net finance receivables	4,300	3,800
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	1,672	2,053
Accrued finance charges	31	38
Net finance receivables	1,703	2,091
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	534	635
Unearned finance charges and points and fees		(1)
Accrued finance charges	4	5
Net finance receivables	538	639
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	25	52
Unearned finance charges and points and fees	(2)	(5)
Accrued finance charges		1
Net finance receivables	$ 23	$ 48